CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 277,677	$ 305,681
Operating expenses
Cost of goods and services	(167,577)	(180,135)
Research and development expenses	(71,990)	(95,256)
Selling expenses	(13,873)	(27,351)
Administrative expenses	(27,751)	(30,460)
Total operating expenses	(281,191)	(333,202)
(Loss)/income from operations	(3,514)	(27,521)
Gain on divestment of an equity investee	477,456
Other income, net	21,650	22,765
Income/(loss) before income taxes and equity in earnings of an equity investee	495,592	(4,756)
Income tax expense	(63,162)	(2,886)
Equity in earnings of an equity investee, net of tax	23,125	33,807
Net income	455,555	26,165
Less: Net income attributable to non-controlling interests	(601)	(364)
Net income attributable to the Company	$ 454,954	$ 25,801
Earnings per share attributable to the Company - basic (US$ per share)	$ 0.53	$ 0.03
Earnings per share attributable to the Company - diluted (US$ per share)	$ 0.52	$ 0.03
Number of shares used in per share calculation - basic (in shares)	857,038,725	856,030,704
Number of shares used in per share calculation - diluted (in shares)	872,564,513	872,534,466
Third parties
Revenue
Revenue	$ 276,950	$ 303,443
Related parties
Revenue
Revenue	727	2,238
Goods | Third parties
Revenue
Revenue	199,364	204,574
Operating expenses
Cost of goods and services	(147,601)	(151,681)
Goods | Related parties
Revenue
Revenue	727	2,002
Operating expenses
Cost of goods and services	(391)	(987)
Services -commercialization
Revenue
Revenue	19,985	28,222
Services -commercialization | Third parties
Revenue
Revenue	19,985	28,222
Operating expenses
Cost of goods and services	(19,585)	(27,467)
Services -research and development
Revenue
Revenue		236
Services -research and development | Related parties
Revenue
Revenue		236
Services -collaboration research and development
Revenue
Revenue	14,201	35,740
Services -collaboration research and development | Third parties
Revenue
Revenue	14,201	35,740
Other collaboration revenue -royalties
Revenue
Revenue	31,310	34,907
Other collaboration revenue -royalties | Third parties
Revenue
Revenue	31,310	$ 34,907
Other collaboration revenue -licensing
Revenue
Revenue	12,090
Other collaboration revenue -licensing | Third parties
Revenue
Revenue	$ 12,090